Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified		Common Shares [Member]	Preferred Stock Capital Surplus [Member]	Capital Surplus [Member]	Capital Surplus-Warrants [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008		$ 128,302	$ 782,680	$ 1,048,602	$ 83,860	$ 1,387,854	$ (151,831)	$ 295,165	$ 3,574,632
Balance, shares at Dec. 31, 2008		205,283,000
Net income/(loss)						(269,837)		11,402	(258,435)
Unrealized fair value adjustments, net of tax:
Securities available for sale							22,614		22,614
Pension and postretirement plans:
Prior service cost arising during period							10,829		10,829
Net actuarial gain/(loss) arising during period	[1]						3,541		3,541	[2]
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost							638		638
Comprehensive income/(loss)						(269,837)	37,622	11,402	(220,813)
Preferred stock - (CPP) accretion			16,005						16,005
Preferred stock - (CPP) dividends						(59,543)			(59,543)
Stock dividends declared		9,708		157,398		(167,106)
Stock dividends declared, shares		15,532,000
Common stock repurchased		(22)		(370)					(392)
Common stock repurchased, shares		(35,000)
Common stock issued for:
Stock options and restricted stock - equity awards		750		(249)					501
Stock options and restricted stock - equity awards, shares		1,200,000
Tax benefit reversals - stock-based compensation plans				(5,701)					(5,701)
Stock-based compensation expense				8,969					8,969
Dividends declared - noncontrolling interest of subsidiary preferred stock								(11,402)	(11,402)
Other changes in equity						212			212
Balance at Dec. 31, 2009		138,738	798,685	1,208,649	83,860	891,580	(114,209)	295,165	3,302,468
Balance, shares at Dec. 31, 2009		221,980,000
Adjustment to reflect adoption of amendments to ASC 810 at Dec. 31, 2009						(10,562)			(10,562)
Net income/(loss)						50,201		11,402	61,603
Unrealized fair value adjustments, net of tax:
Securities available for sale							(19,559)		(19,559)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during period							(3,425)		(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost							9,647		9,647
Comprehensive income/(loss)						50,201	(13,337)	11,402	48,266
Preferred stock - (CPP) accretion			67,855						67,855
Preferred stock - (CPP) dividends						(115,635)			(115,635)
Repayment of preferred equity - CPP			(866,540)						(866,540)
Stock dividends declared		8,852		170,227		(179,079)
Stock dividends declared, shares		14,164,000
Common stock repurchased		(74)		(1,271)					(1,345)
Common stock repurchased, shares		(119,000)
Common stock issuance (26.3 million shares issued at $10.50 per share net of offering costs)		16,448		246,655					263,103
Common stock issuance (26.3 million shares issued at $10.50 per share net of offering costs), shares		26,316,000
Common stock issued for:
Stock options and restricted stock - equity awards		640		(460)					180
Stock options and restricted stock - equity awards, shares		1,025,000
Tax benefit reversals - stock-based compensation plans				(5,577)					(5,577)
Stock-based compensation expense				11,987					11,987
Dividends declared - noncontrolling interest of subsidiary preferred stock								(11,402)	(11,402)
Other changes in equity						(4,793)			(4,793)
Balance at Dec. 31, 2010		164,604		1,630,210	83,860	631,712	(127,546)	295,165	2,678,005
Balance, shares at Dec. 31, 2010		263,366,000							778,500
Beginning balance, as adjusted at Dec. 31, 2010		138,738	798,685	1,208,649	83,860	881,018	(114,209)	295,165	3,291,906
Beginning balance, shares, as adjusted at Dec. 31, 2010		221,980,000
Net income/(loss)						131,196		11,434	142,630
Unrealized fair value adjustments, net of tax:
Securities available for sale							21,703		21,703
Pension and postretirement plans:
Net actuarial gain/(loss) arising during period							(37,616)		(37,616)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost							13,303		13,303
Comprehensive income/(loss)						131,196	(2,610)	11,434	140,020
Common stock warrants repurchased - CPP				4,160	(83,860)				(79,700)
Dividends declared						(10,324)			(10,324)
Common stock repurchased	[3]	(3,925)		(41,186)					(45,111)
Common stock repurchased, shares	[3]	(6,281,000)
Common stock issued for:
Stock options and restricted stock - equity awards		239		(240)					(1)
Stock options and restricted stock - equity awards, shares		383,000
Tax benefit reversals - stock-based compensation plans				(5,771)					(5,771)
Stock-based compensation expense				14,173					14,173
Dividends declared - noncontrolling interest of subsidiary preferred stock								(11,434)	(11,434)
Other changes in equity						4,780			4,780
Balance at Dec. 31, 2011		$ 160,918		$ 1,601,346		$ 757,364	$ (130,156)	$ 295,165	$ 2,684,637
Balance, shares at Dec. 31, 2011		257,468,000							792,607

[1]	Includes a positive, after-tax effect of $18.3 million due to a curtailment. See Note 19 - Savings, Pension, and Other Employee Benefits.
[2]	Includes a positive, after-tax effect of $18.3 million due to a pension curtailment. See Note 19 - Savings, Pension, and Other Employee Benefits.
[3]	Includes $44 million repurchased in fourth quarter under the share repurchase program.